Financial Expense (Income) Net (Details) - Schedule of financial expense income net - Financial Expense (Income) Net [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Expense (Income) Net (Details) - Schedule of financial expense income net [Line Items]
Revaluation of securities, net		$ (1)	$ (15)
Revaluation of other investments	$ 324	(316)	(3,967)
Revaluation of derivative warrant liabilities	1	(2,071)	12,180
Exchange rate differences	(601)	1,000	(918)
Other	(153)	(181)	(39)
Financial expense income net total	$ (429)	$ (1,569)	$ 7,241